GOODWILL	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

11. GOODWILL

The change in the carrying amount of goodwill by reporting unit is as follows:

	Acquisition of
	Guohebing	Kunlunjiexin	Zhuge Inc.	Molun SAAS	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2020	-	-	-	-	-
Additions	147,001	19,222	104,674	-	270,897
Impairment	(82,467)	(19,222)	(47,403)	-	(149,092)
Balance as of December 31, 2021	64,534	-	57,271	-	121,805
Additions	-	-	-	40,029	40,029
Impairment	(10,107)	-	(57,271)	(40,029)	(107,407)
Balance as of December 31, 2022	54,427	-	-	-	54,427
Additions	-	-	-	-	-
Impairment	-	-	-	-	-
Balance as of December 31, 2023	54,427	-	-	-	54,427

In the annual goodwill impairment assessment, the Company concluded that the carrying amounts of these reporting units exceeded their respective fair values and recorded impairment losses of RMB149.1 million, RMB107.4 million and nil during the years ended December 31, 2021, 2022 and 2023, respectively. The fair value of these reporting units was determined using the market value approach.